Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	FMI FUNDS INC
Central Index Key	0001023391
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Large Cap Fund | Large Cap Fund Investor Class
Prospectus:
Trading Symbol	FMIHX
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus:
Trading Symbol	FMIQX
Common Stock Fund | Common Stock Fund Investor Class
Prospectus:
Trading Symbol	FMIMX
Common Stock Fund | Common Stock Fund Institutional Class
Prospectus:
Trading Symbol	FMIUX
International Fund | International Fund Investor Class
Prospectus:
Trading Symbol	FMIJX
International Fund | International Fund Institutional Class
Prospectus:
Trading Symbol	FMIYX